K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com
Diane E. Ambler 202.778.9886 Fax: 202.778.9100 diane.ambler@klgates.com

December 21, 2015

EDGAR FILING

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	MetLife Insurance Company USA
Form S-3 Registration Statement
File No. 333-

Dear Sir or Madam:

On behalf of MetLife Insurance Company USA (the “Company”), transmitted herewith for filing, pursuant to the requirements of Section 10(a) of the Securities Act of 1933, as amended (the “1933 Act”) and Rule 101(a) of Regulation S-T, is a conformed electronic format copy of a registration statement on Form S-3 (the “Registration Statement”) with respect to the Shield Level Selector 6-Year Annuity Contract, a single premium deferred index-linked annuity contract that includes shield options which permit contract owners to potentially receive interest equal to percentage returns of certain indices up to a cap rate or step rate with some downside protection against decreases in index value (the “Contract”). The Registration Statement has been filed to register additional securities in the same class as already in effect for the Contract pursuant to a registration statement filed on Form S-3 (1933 Act File No. 333-185333).

The existing disclosure has been updated as necessary and has otherwise not materially changed. The Registration Statement includes a delaying amendment in accordance with Rule 473 under the 1933 Act. The Company requests that the Securities and Exchange Commission (the “Commission”) declare the Registration Statement effective on May 1, 2016, or as soon thereafter as practicable. The Company intends to file a pre-effective amendment in early April to (i) provide the requisite financial statements and consents and (ii) address any comments raised by the Commission staff.

U.S. Securities and Exchange Commission

December 21, 2015

This transmission contains conformed signature pages, the manually signed originals of which are maintained at the Company’s offices. Please contact Craig A. Ruckman at (212) 536-4810 or the undersigned at (202) 778-9886 with any questions or comments.

Sincerely,

/s/ Diane E. Ambler

Diane E. Ambler

Enclosure

cc	Michele Abate, Esq.
Metropolitan Life Insurance Company